FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Liabilities (Details) - Financial liabilities at amortised cost - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 4,396.0
Financial liabilities, at fair value	4,581.1
Bonds
Disclosure of financial liabilities [line items]
Financial liabilities	4,272.6	$ 3,249.4
Financial liabilities, at fair value	4,454.3	3,092.3
Amortizing Notes
Disclosure of financial liabilities [line items]
Financial liabilities	123.4
Financial liabilities, at fair value	126.8
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	4,581.1
Level 2 | Bonds
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	4,454.3	$ 3,092.3
Level 2 | Amortizing Notes
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 126.8